SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.                               SUBSEQUENT EVENTS

Share repurchase

In December 2012, the Group announced that its Board of Directors has approved a share repurchase program. Under the program, the Group has been authorized, but is not obligated, to repurchase up to $30,000 worth of outstanding ADSs representing the common shares of the Company from time to time over the next 12 months, depending on market conditions as well as subject to the relevant rules under US securities regulations. As of April 8, 2013, 4,643,359 ADSs were repurchased for a total consideration of $30,000 from open market under this program.

Echo Lane arbitration

On October 5, 2012, two former employees of the Company (the “Former Employees”) filed an action in the Superior Court of California, County of San Francisco against the Company and certain of the executive officers. The Former Employees are the founders of one of the Company’s subsidiaries, Echo Lane, Inc. (“Echo Lane”), and became the Company’s employees after Echo Lane was acquired by the Company in 2010. The Former Employees allege that the Company are liable to them for breach of contract and for fraud relating to the acquisition of Echo Lane. On November 9, 2012, this case was removed to the United States District Court for the Northern District of California. On February 15, 2013, the court issued an order requiring the Former Employees to submit their claims to arbitration. On March 26, 2013, the Former Employees filed an arbitration seeking to recover damages, prejudgment interest, attorneys’ fees and costs.

As of the date of this report, the Company assessed the likelihood that this arbitration will confirm the incurrence of any significant liability or loss is remote.

Repurchase of equity interest in Pactera Financial Solutions

In September 2011, VanceInfo incorporated a wholly owned subsidiary named VanceInfo Financial Solutions Limited, subsequent to the merger, renamed as Pactera Financial Solutions. VanceInfo granted 33.3% equity interest or 1,000,000 ordinary shares of Pactera Financial Solutions in the form of nonvested shares to key employees for their continuing employment in 2011. On January 1, 2013, the Company repurchased the minority equity interest in Pactera Financial Solutions held by the key employees.